Summary of Significant Accounting Policies - Schedule of Exchange Rate (Details)	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Period End [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate	6.8273	7.1169	7.2706
Average [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate	6.9555	7.2153	7.2682